Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):	$-	$1,156	$-	$1,156
Marketable debt securities measured at fair value through other comprehensive income (Note 5):	-	8,757	-	8,757
Receivables in respect of an embedded derivative transaction	-	-	354	354
Dividend preference derivative in TSG (1)	-	-	2,733	2,733

Total financial assets	$-	$9,913	$3,087	$13,000

Liabilities:
Put options of non-controlling interests (2)	$-	$-	$56,599	$56,599
Contingent consideration (2)	-	-	7,047	7,047

Total financial liabilities	$-	$-	$63,646	$63,646

	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3		Total
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):	$-	$1,209	$-		$1,209
Marketable debt securities measured at fair value through other comprehensive income (Note 5):	-	12,929	-		12,929
Dividend preference derivative in TSG(1) (Note 8):	-	-	2,400		2,400

Total financial assets	$-	$14,138	$2,400		$16,538

Liabilities:
Put options of non-controlling interests (2)	$-	$-	$52,876		$52,876
Contingent consideration (2)	-	-	6,345	(*)	6,345	(*)

Total financial liabilities	$-	$-	$59,221	(*)	$59,221	(*)

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
(2)	The fair value of put options of non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

(*)	Adjustment to comparative data